Schedule of condensed balance sheet (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets	$ 487	$ 3,801	$ 7,117
Current	520	4,060	5,626
Non-current	25	198	2,552
Total	$ 545	$ 4,258	$ 8,178